Long-Term Debt (Narrative) (Details) $ in Thousands					12 Months Ended
	Mar. 01, 2017 USD ($) loan	Jan. 27, 2017	Jun. 11, 2014 USD ($) shares	Jan. 09, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)
Debt Instrument [Line Items]
Long-term debt, net of deferred financing costs					$ 56,775	$ 44,667
Fixed rate debt					30,159	48,051
Variable rate debt					33,230	39,485
Payments on revolving debt					10,305	39,056	$ 30,843
Available borrowing capacity					1,234
Fair value					1,315
Long-term debt					63,389	87,536
Real Estate Strategies, L.P. [Member]
Debt Instrument [Line Items]
Gain recognized as other income from change in fair value of common stock			$ 88
Fair value			$ 151
Issuance of common stock, shares | shares			192,307
Western Alliance Bank [Member]
Debt Instrument [Line Items]
Fixed rate debt					$ 4,806	10,819
Maturity date of debt					Feb. 01, 2017
Long-term debt					$ 4,806
Held For Use [Member]
Debt Instrument [Line Items]
Long-term debt, net of deferred financing costs					$ 57,389	$ 45,455
Weighted average term					2 years 10 months 24 days	3 years 3 months 18 days
Weighted average interest rate					4.89%	4.98%
Fixed rate debt					$ 26,079	$ 12,439
Fixed rate, weighted average term					2 years 9 months 18 days	1 year 7 months 6 days
Fixed rate, weighted average interest					4.78%	5.63%
Variable rate debt					$ 31,310	$ 33,016
Variable rate, weighted average term					2 years 10 months 24 days	3 years 10 months 24 days
Variable rate, weighted average interest					4.98%	4.74%
Long-term debt					$ 57,389
Held For Sale [Member]
Debt Instrument [Line Items]
Long-term debt					6,000
Subsequent Event [Member] | Western Alliance Bank [Member]
Debt Instrument [Line Items]
Maturity date of debt		Feb. 01, 2018
Variable Rate Debt [Member] | Subsequent Event [Member] | Multiple Western Alliance Bank Loans [Member]
Debt Instrument [Line Items]
Number of loans not refinanced during period | loan	2
Fixed Rate Debt [Member] | Subsequent Event [Member] | Multiple Great Western Banks [Member]
Debt Instrument [Line Items]
Number of loans not refinanced during period | loan	2
Secured Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt					63,389
Secured Credit Facility [Member] | Held For Use [Member]
Debt Instrument [Line Items]
Long-term debt					57,389
Secured Credit Facility [Member] | Held For Sale [Member]
Debt Instrument [Line Items]
Long-term debt					$ 6,000
Secured Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Maturity date of debt	Mar. 01, 2019
Line of credit facility, maximum borrowing capacity	$ 90,000
Available borrowing capacity	$ 34,250
Secured Credit Facility [Member] | Subsequent Event [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread	3.95%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 2,000
Amount borrowed								$ 2,000
Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread				7.00%